UNITED STATES
 /SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2023 to December 31, 2023
Date of Report (Date of earliest event reported)	February 7, 2024

Commission File Number of securitizer:	N/A

Central Index Key Number of securitizer:	0001851308

Steve Bashmakov, (516) 982-3330
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)
Central Index Key Number of Depositor:	Not applicable

______________________________________________________________
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):
Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code, of the person to contact in connection with this filing.

PART I. REPRESENTATIONS AND WARRANTIES INFORMATION

Item 1.02
Periodic Filing of Rule 15Ga-1 Representation and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2)(ii), US Claims Litigation Funding, LLC has indicated by checkmark that there is no activity to report for the calendar year ended December 31, 2023.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

US Claims Litigation Funding, LLC (Securitizer)

Dated: February 7, 2024

By: _/s/ Steve Bashmakov____________________
Name: Steve Bashmakov
Title: Chief Executive Officer